Form N-1A Supplement	Jul. 24, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective July 15, 2026, for the JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund, please delete all references to and information for Adam Benjamin.

Effective June 23, 2026, for the JNL/Lord Abbett Short Duration Income Fund, please delete all references to and information for Harris Trifton.

Effective July 1, 2026, for the JNL/Mellon Bond Index Fund and JNL Bond Index Fund, please delete all references to and information for Gregg A. Lee, CFA.